INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

On March 31, 2025 and December 31, 2024, inventories consisted of the following:

	March 31, 2025	December 31, 2024
Raw materials	$286,905	$259,658
Work in process	5,391	60,229
Finished goods	21,421	22,174
Less reserve for obsolete inventory	-	-
Total	$313,717	$342,061

On December 31, 2024 and 2023, inventories consisted of the following:

	December 31,
	2024	2023
Raw materials	$259,658	$253,737
Work in process	60,229	93,532
Finished goods	22,174	11,890
Less reserve for obsolete inventory	-	-
Total	$342,061	$359,159